LONG TERM LOANS (Details) (Mortgages [Member]) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 Mortgage Loan One [Member] USD ($)	Dec. 31, 2013 Mortgage Loan One [Member] CHF	Dec. 31, 2011 Mortgage Loan Two [Member] USD ($)	Dec. 31, 2011 Mortgage Loan Two [Member] CHF	Dec. 31, 2013 Mortgage Loan Two [Member] USD ($)	Dec. 31, 2013 Mortgage Loan Two [Member] CHE	Dec. 31, 2013 Mortgage Loan Two [Member] CHF	Dec. 31, 2010 Mortgage Loan Two [Member] CHE
Debt Instrument [Line Items]
Face amount		18,800					100,000	85,250
Variable interest rate spread	0.80%	0.80%
Interest rate					0.83%	0.83%	0.83%	1.80%
Annual principal payment						2,000
Loss on extinguishment of debt			400	375
Long-term Debt, Fiscal Year Maturity [Abstract]
2014 (current maturity)	422				2,247
2015	422				2,247
2016	422				2,247
2017	422				2,247
2018	422				2,247
2019 and thereafter	17,322				97,074
Long-term debt	$ 19,010				$ 106,062